Supplement to the
Fidelity® Low Duration Bond Factor ETF
December 30, 2023
STATEMENT OF ADDITIONAL INFORMATION

Effective March 1, 2024, the fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended. The following information supplements similar information found in the "Management Contract" section.
Under the terms of the sub-advisory agreements, FMR pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

LDE-SSTK-0424-101-1.9899264.101	April 2, 2024

Supplement to the
Fidelity® Corporate Bond ETF
December 30, 2023
STATEMENT OF ADDITIONAL INFORMATION

Effective March 1, 2024, the fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended. The following information supplements similar information found in the "Management Contract" section.
Under the terms of the sub-advisory agreements, FMR pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

T12-SSTK-0424-106-1.9862950.106	April 2, 2024

Supplement to the
Fidelity® Limited Term Bond ETF
December 30, 2023
STATEMENT OF ADDITIONAL INFORMATION

Effective March 1, 2024, the fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended. The following information supplements similar information found in the "Management Contract" section.
Under the terms of the sub-advisory agreements, FMR pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

T13-SSTK-0424-105-1.9862951.105	April 2, 2024

Supplement to the
Fidelity® Total Bond ETF
December 30, 2023
STATEMENT OF ADDITIONAL INFORMATION

Effective March 1, 2024, the fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended. The following information supplements similar information found in the "Management Contract" section.
Under the terms of the sub-advisory agreements, FMR pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

T14-SSTK-0424-107-1.9862952.107	April 2, 2024

Supplement to the
Fidelity® Investment Grade Bond ETF and Fidelity® Investment Grade Securitized ETF
December 30, 2023
STATEMENT OF ADDITIONAL INFORMATION

Effective March 1, 2024, each fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended. The following information supplements similar information found in the "Management Contracts" section.
Under the terms of the sub-advisory agreements, FMR pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

FIE-FIG-SSTK-0424-100-1.9912394.100	April 2, 2024

Supplement to the
Fidelity® Tactical Bond ETF
December 30, 2023
STATEMENT OF ADDITIONAL INFORMATION

Effective March 1, 2024, the fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended. The following information supplements similar information found in the "Management Contract" section.
Under the terms of the sub-advisory agreements, FMR pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

TBE-SSTK-0424-100-1.9912404.100	April 2, 2024